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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06330

                Morgan Stanley Limited Duration U.S. Government
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
PORTFOLIO OF INVESTMENTS - February 29, 2008 (unaudited)

PRINCIPAL                    DESCRIPTION
AMOUNT IN                        AND                           COUPON
THOUSANDS                   MATURITY DATE                       RATE           VALUE
---------------------------------------------------------------------------------------
           U.S. Government Obligations (55.8%)
           U.S. Treasury Notes
  $75,000  09/15/08.......................................      3.125   %  $ 75,550,800
   33,000  11/15/08.......................................      3.375        33,391,908
    5,950  02/28/08.......................................      4.50          6,403,693
   71,910  11/15/08.......................................      4.75         73,432,479
                                                                           ------------
           Total U.S. Government Obligations
             (Cost $185,391,106)                                            188,778,880
                                                                           ------------
           U.S. GOvernment Agencies - Mortgage-Backed
             Securities (22.4%)
           Federal Home Loan Mortgage Corp. ARM
    2,144  10/01/33.......................................      4.351         2,199,473
    5,214  07/01/35.......................................  4.36 - 4.766      5,281,357
      691  07/01/34.......................................      5.467           702,175
      151  05/01/36.......................................      5.515           152,244
           Federal National Mortgage Assoc. ARM
    1,810  05/01/35.......................................      4.509         1,863,583
      229  04/01/35.......................................      4.527           229,448
    2,585  05/01/35.......................................      4.623         2,627,371
    2,875  09/01/35.......................................      4.716         2,922,735
      273  08/01/34.......................................      4.717           279,879
    3,541  06/01/36.......................................      4.735         3,594,638
    1,927  07/01/35.......................................      4.781         1,967,997
    2,350  06/01/35.......................................      4.855         2,403,567
    2,498  09/01/35.......................................      5.006         2,606,409
    1,590  01/01/35.......................................      5.036         1,639,297
    2,171  06/01/35.......................................      5.123         2,268,495
    2,954  11/01/35.......................................      5.124         3,005,819
    2,113  02/01/36.......................................      5.169         2,156,404
      936  06/01/34.......................................      5.24            958,261
    3,529  03/01/37.......................................      5.248         3,573,425
    3,200  06/01/20.......................................      5.422         3,215,243
      166  07/01/34.......................................      5.479           167,360
    1,424  08/01/33.......................................      5.483         1,429,104
    3,837  04/01/37.......................................      5.489         3,953,842
      253  06/01/34.......................................      5.59            256,356
    1,542  05/01/36.......................................      5.706         1,629,184
    3,962  05/01/37.......................................      5.813         4,094,228
    3,445  12/01/34.......................................      5.962         3,538,715
      181  09/01/34.......................................      6.157           183,154
      718  12/01/32.......................................      6.398           740,814
    3,495  10/01/35.......................................      6.581         3,597,822
    3,014  12/01/35.......................................      6.587         3,102,283
    2,609  11/01/35.......................................      6.59          2,685,252
      257  03/01/36.......................................      6.634           262,396
      594  01/01/36.......................................      6.636           606,190
      579  01/01/36.......................................      6.644           591,671
      277  03/01/36.......................................      6.658           283,006
      198  03/01/36.......................................      6.957           202,677
      214  07/01/36.......................................      7.012           219,502

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
PRINCIPAL                    DESCRIPTION
AMOUNT IN                        AND                           COUPON
THOUSANDS                   MATURITY DATE                       RATE           VALUE
---------------------------------------------------------------------------------------
      191  05/01/36.......................................      7.015           195,236
      277  05/01/36.......................................      7.057           284,431
      367  04/01/36.......................................      7.10            376,561
      285  07/01/36.......................................      7.10            294,702
      589  04/01/36.......................................      7.117           603,988
      147  08/01/36.......................................      7.117           150,996
    2,341  05/01/36.......................................      7.125         2,407,104
      155  03/01/36.......................................      7.411           159,000
                                                                           ------------
           Total U.S. Government Agencies -
             Mortgage-Backed Securities
             (Cost $65,944,021)...........................                   75,663,394
                                                                           ------------
           Collateralized Mortgage Obligations (10.2%)
           U.S. Government Agencies - Collateralized
             Mortgage Obligations
           Federal Home Loan Mortgage Corp.
    4,187    2774 PH (PAC) 07/15/23.......................      2.75          4,166,973
    4,459    2754 LG  (PAC) 09/15/23......................      3.00          4,441,422
      870    2334 CL (PAC) 07/15/31.......................      3.62            872,546
    1,027   1533 CL (PAC) 06/15/23........................      3.725         1,038,176
    2,652    T-75 A1 11/25/36.............................      4.829   +     2,612,331
    3,373    3020 MA (PAC) 04/15/27.......................      5.50          3,452,857
    6,312    3216 MA (PAC) 04/15/27.......................      6.00          6,499,468
           Federal National Mortgage Assoc.
    1,820    2002-74 KF (PAC) 03/25/17....................      3.485   +     1,822,041
      764    2006-118 A1 12/25/36.........................      3.195   +       745,960
    3,213    2006-118 A2 12/25/36.........................      3.195   +     3,137,773
    3,216    1996-46 FC (PAC) 12/25/23....................      4.356         3,293,405
    1,002    2005-27 NA (PAC) 01/25/24....................      5.50          1,007,116
    1,427    2005-52 PA (PAC) 06/25/35....................      6.50          1,512,419
                                                                           ------------
           Total U.S. Government Agencies-
             Collateralized Mortgage Obligations
             (Cost $34,285,022)...........................                   34,602,487
                                                                           ------------
           Short-Term Investments (11.3%)
           U.S. Government Obligation (a) (0.2%)
           U.S. Treasury Bills*
      680  4/10/2008......................................      3.15            677,620
       85  4/10/2008......................................      2.267            84,821
                                                                           ------------
           Total U.S. Government Obligation
             (Cost $762,441)..............................                      762,441
                                                                           ------------

 NUMBER OF
SHARES (000)
------------
              Investment Company(b) (11.1%)
     37,421   Morgan Stanley Institutional Liquidity
                Government Portfolio - Institutional
                Class (Cost $37,421,286)..................                   37,421,286
                                                                           ------------
              Total Short-Term Investments
                (Cost $38,183,728)........................                   38,183,727
                                                                           ------------
              Total Investments (Cost $323,803,877)
                 (c)(d)...................................       99.7%      337,228,488
              Other Assets in Excess of Liabilities.......        0.3           968,187
                                                                -----      ------------
              Net Assets..................................      100.0%     $338,196,675
                                                                =====      ============

----------

ARM  Adjustable Rate Mortgage.
PAC  Planned Amortization Class.
 * A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $583,520.
 + Floating rate security; rate shown is the rate in effect at February 29, 2008.

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
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  The Fund invests in Morgan Stanley Institutional Liquidity Money Market
     Portfolio- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio.
(c) Securities have been designated as collateral in an amount equal to $173,925,156 in connection with open futures contracts.
(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

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FUTURES CONTRACTS OPEN AT FEBRUARY 29, 2008:

                                                                         UNREALIZED
NUMBER OF                  DESCRIPTION, DELIVERY    UNDERLYING FACE     APPRECIATION
CONTRACTS    LONG/SHORT       MONTH AND YEAR        AMOUNT AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------


   772          Long        U.S. Treasury Notes
                              2 Year June 2008       $165,919,691       $1,121,292
    35          Short       U.S. Treasury Notes
                             5 Year March 2008         (4,018,985)         (69,907)
    40          Short       U.S. Treasury Notes
                              5 Year June 2008         (4,570,000)         (73,883)
                                                                        ----------
             Net Unrealized Appreciation...........................     $  977,502
                                                                        ==========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Government


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008


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